Schedule of investments
Delaware Tax-Free California Fund	November 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.94%
Corporate Revenue Bonds — 7.62%
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed) Series A-2 5.00% 6/1/47	2,000,000	$2,064,220
(Capital Appreciation Asset-Backed) Subordinate Series B 1.548% 6/1/47 ^	1,615,000	345,981
Inland Empire Tobacco Securitization Authority
(Capital Appreciation Turbo Asset-Backed) Series F 144A 1.428% 6/1/57 #, ^	18,155,000	772,495
M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	500,000	828,415
Tobacco Securitization Authority of Southern California
(San Diego County)
Capital Appreciation Second Subordinate Series C 0.558% 6/1/46 ^	9,285,000	1,862,943
Capital Appreciation Third Subordinate Series D 0.307% 6/1/46 ^	3,460,000	584,186
		6,458,240
Education Revenue Bonds — 32.39%
California Educational Facilities Authority
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,137,260
(Stanford University)
Series U-1 5.25% 4/1/40	775,000	1,235,164
Series V-1 5.00% 5/1/49	2,600,000	4,326,816
California Municipal Finance Authority
(Bella Mente Montessori Academy Project) Series A 144A 5.00% 6/1/48 #	500,000	546,495
(Biola University) 5.00% 10/1/39	1,000,000	1,147,670
(California Baptist University) Series A 144A 5.375% 11/1/40 #	1,000,000	1,079,730
(CHF - Davis I, LLC - West Village Student Housing Project) 5.00% 5/15/48	1,000,000	1,150,480
(Creative Center of Los Altos Project - Pinewood School & Oakwood School) Series B 144A 4.50% 11/1/46 #	300,000	301,692
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	600,000	612,162
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Schedule of investments
Delaware Tax-Free California Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority
(Literacy First Charter Schools Project) Series A 5.00% 12/1/49	750,000	$876,787
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,189,864
California School Finance Authority
(Aspire Public Schools - Obligated Group Issue #3) Series A 144A 5.00% 8/1/40 #	1,000,000	1,209,230
(Aspire Public Schools - Obligated Group) Series A 144A 5.00% 8/1/45 #	715,000	808,236
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/42 #	500,000	471,105
(Escuela Popular Project) 144A 6.50% 7/1/50 #	250,000	276,398
(Granada Hills Charter Obligated Group) 144A 5.00% 7/1/49 #	475,000	528,143
(Green Dot Public Schools Project) Series A 144A 5.00% 8/1/35 #	1,000,000	1,122,130
(Grimmway Schools - Obligated Group) Series A 144A 5.00% 7/1/36 #	500,000	542,455
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	575,000	623,570
(KIPP LA Projects) Series A 5.125% 7/1/44	1,000,000	1,106,490
(KIPP SoCal Projects) Series A 144A 5.00% 7/1/49 #	1,000,000	1,211,850
(Partnerships to Uplift Communities Valley Project) Series A 144A 6.75% 8/1/44 #	1,000,000	1,104,370
California State University Systemwide Revenue
Series A 5.00% 11/1/47	1,000,000	1,224,850
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools - Animo Inglewood Charter High School Project) Series A 7.25% 8/1/41	300,000	309,654
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	750,000	821,273
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority Student Housing Revenue
(University of California Irvine East Campus Apartments) 5.375% 5/15/38	1,000,000	$1,015,120
Mt. San Antonio Community College District Convertible Capital Appreciation Election 2008
Series A 0.00% 8/1/28 ~	1,000,000	1,171,740
University of California
Series BE 5.00% 5/15/32	220,000	298,379
		27,449,113
Electric Revenue Bonds — 0.91%
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	70,000	52,500
Series AAA 5.25% 7/1/25 ‡	40,000	30,100
Series CCC 5.25% 7/1/27 ‡	325,000	244,562
Series WW 5.00% 7/1/28 ‡	310,000	232,500
Series XX 4.75% 7/1/26 ‡	45,000	33,503
Series XX 5.75% 7/1/36 ‡	150,000	113,625
Series ZZ 4.75% 7/1/27 ‡	35,000	26,075
Series ZZ 5.25% 7/1/24 ‡	55,000	41,388
		774,253
Healthcare Revenue Bonds — 13.82%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	862,367
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Medical Center) Series B 4.00% 8/15/36	500,000	574,070
(Children's Hospital Los Angeles)
Series A 5.00% 11/15/34	500,000	529,115
Series A 5.00% 8/15/47	500,000	580,785

(Kaiser Permanente) Subordinate Series A-2 4.00% 11/1/44	1,005,000	1,139,781
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	871,567
Series A 5.00% 2/1/47	250,000	288,288

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Schedule of investments
Delaware Tax-Free California Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue

(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	$617,245
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	569,810
California Statewide Communities Development Authority Revenue
(Adventist Health System/West) Series A 4.00% 3/1/48	1,000,000	1,119,500
(Emanate Health) Series A 4.00% 4/1/45	255,000	293,921
(Episcopal Communities & Services) 5.00% 5/15/32	600,000	627,864
(Huntington Memorial Hospital) 4.00% 7/1/48	500,000	559,855
(Marin General Hospital - Green Bonds) Series A 4.00% 8/1/45	500,000	526,295
(Redlands Community Hospital) 5.00% 10/1/46	1,000,000	1,134,010
Palomar Health
5.00% 11/1/47 (AGM)	500,000	590,005
San Buenaventura
(Community Memorial Health System) 7.50% 12/1/41	785,000	831,127
		11,715,605
Housing Revenue Bonds — 3.87%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects) Series A 5.50% 8/15/47	250,000	263,490
Independent Cities Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,088,340
Series A 5.25% 5/15/49	850,000	923,330
Santa Clara County Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31 (AMT)	1,000,000	1,003,530
		3,278,690
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 5.24%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	$1,066,620
California Infrastructure & Economic Development Bank
(Academy of Motion Picture Arts & Sciences Obligated Group) Series A 5.00% 11/1/41	1,000,000	1,103,860
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,106,810
Oceanside Public Financing Authority
(EL Corazon Aquatics Center Project) 4.00% 11/1/49	1,000,000	1,159,470
		4,436,760
Local General Obligation Bonds — 1.84%
Anaheim School District Capital Appreciation Election 2002
4.58% 8/1/25 (NATL) ^	1,000,000	960,180
San Francisco Bay Area Rapid Transit District Election of 2016
(Green Bonds) Series B-1 4.00% 8/1/44	500,000	597,625
		1,557,805
Pre-Refunded/Escrowed to Maturity Bonds — 8.66%
Abag Finance Authority for Nonprofit Corporations
(Sharp HealthCare) Series A 5.00% 8/1/28-22 §	250,000	263,942
Anaheim Public Financing Authority Revenue
(Anaheim Electric System Distribution Facilities) Series A 5.00% 10/1/25-21 §	800,000	813,032
California Health Facilities Financing Authority Revenue
(Sutter Health) Series D 5.25% 8/15/31-21 §	1,000,000	1,035,660
California State Public Works Board Lease Revenue
(Department of Corrections and Rehabilitation) Series C 5.00% 10/1/26	1,000,000	1,039,810
California Statewide Communities Development Authority Revenue
(Covenant Retirement Communities) Series C 5.625% 12/1/36-23 §	1,000,000	1,157,140
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Schedule of investments
Delaware Tax-Free California Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36-22 §	750,000	$809,100
Pittsburg Unified School District Financing Authority Revenue
(Pittsburg Unified School District Bond Program) 5.50% 9/1/46-21 (AGM) §	800,000	832,072
Rancho Santa Fe Community Services District Financing Authority Revenue
(Superior Lien Bonds) Series A 5.75% 9/1/30-21 §	800,000	832,944
San Jose Financing Authority Lease Revenue
(Civic Center Project) Series A 5.00% 6/1/33-23 §	500,000	559,355
		7,343,055
Special Tax Revenue Bonds — 11.36%
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	953,323	693,543
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,745,000	1,895,820
Series A-1 5.00% 7/1/58	2,585,000	2,851,178
Series A-1 5.263% 7/1/46 ^	4,890,000	1,467,782
Series A-2 4.329% 7/1/40	1,000,000	1,068,960
Sacramento Transient Occupancy Tax Revenue
(Convention Center Complex) Senior Series A 5.00% 6/1/48	1,000,000	1,136,950
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	516,080
		9,630,313
State General Obligation Bonds — 4.85%
California
(Various Purpose)
5.00% 4/1/32	300,000	424,575
5.00% 8/1/46	1,000,000	1,197,360
5.25% 4/1/35	1,000,000	1,063,970
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/24 ‡	185,000	134,587
Series A 5.00% 7/1/41 ‡	300,000	195,000
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.25% 7/1/34 ‡	155,000	$113,344
Series A 5.375% 7/1/33 ‡	350,000	253,750
Series B 5.75% 7/1/38 ‡	430,000	307,450
Series C 6.00% 7/1/39 ‡	450,000	324,562
Unrefunded Series B 5.00% 7/1/35 ‡	125,000	91,094
		4,105,692
Transportation Revenue Bonds — 9.38%
California Municipal Finance Authority Senior Lien
(LINXS APM Project) Series A 5.00% 12/31/47 (AMT)	745,000	869,281
Long Beach Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	552,880
Los Angeles Department of Airports
(Los Angeles International Airport) Senior Series D 5.00% 5/15/36 (AMT)	1,000,000	1,159,140
Riverside County Transportation Commission Senior Lien
(Current Interest Obligations) Series A 5.75% 6/1/44	500,000	544,010
Sacramento County Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	500,000	599,665
Subordinate Series B 5.00% 7/1/41	500,000	581,400
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40% 9/1/25	745,000	748,680
San Francisco City & County Airports Commission
(San Francisco International Airport)
Second Series A 5.00% 5/1/49 (AMT)	1,000,000	1,227,250
Second Series E 5.00% 5/1/50 (AMT)	500,000	612,865
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,000,000	1,052,230
		7,947,401
Total Municipal Bonds (cost $78,473,837)		84,696,927

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Schedule of investments
Delaware Tax-Free California Fund (Unaudited)
	Principal amount°	Value (US $)

Short-Term Investments — 0.53%
Variable Rate Demand Notes — 0.53%¤
University of California
Series AL-1 0.08% 5/15/48	450,000	$450,000
Total Short-Term Investments (cost $450,000)		450,000
Total Value of Securities—100.47% (cost $78,923,837)		85,146,927
Liabilities Net of Receivables and Other Assets—(0.47)%		(395,227)
Net Assets Applicable to 6,859,718 Shares Outstanding—100.00%		$84,751,700
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2020, the aggregate value of Rule 144A securities was $10,586,491, which represents 12.49% of the Fund's net assets.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at November 30, 2020.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2020.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
CHF – Collegiate Housing Foundation
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar
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